[LOGO] First Investors




   SINGLE STATE INSURED
   TAX FREE FUND


      CONNECTICUT FUND

      FLORIDA FUND

      MASSACHUSETTS FUND

      NEW JERSEY FUND

      NEW YORK FUND





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  The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.
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  The date of this

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                              P R O S P E C T U S
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                                                        IS FEBRUARY 27, 2002


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CONTENTS
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OVERVIEW OF THE FUNDS

What are the Single State Insured Tax Free Funds?......................... 4
    Objectives............................................................ 4
    Principal Investment Strategies....................................... 4
    Principal Risks....................................................... 4
Who should consider buying a Single State Insured Tax Free Fund?.......... 5
How have the Single State Insured Tax Free Funds performed?............... 6
    Connecticut........................................................... 7
    Florida .............................................................. 8
    Massachusetts ........................................................ 9
    New Jersey............................................................10
    New York..............................................................11
What are the fees and expenses of the Single State Insured
Tax Free Fund?............................................................12

The FUNDS IN DETAIL

What are the Single State Insured Tax Free Fund's
objectives, principal investment strategies and principal risks?..........16
Who manages the Single State Insured Tax Free Funds?......................19

BUYING AND SELLING SHARES

How and when do the Funds price their shares?.............................20
How do I buy shares?......................................................20
Which class of shares is best for me?.....................................21
How do I sell shares?.....................................................22
Can I exchange my shares for the shares of other First Investors Funds?...23

ACCOUNT POLICIES

What about dividends and capital gain distributions.......................24
What about taxes?.........................................................25
How do I obtain a complete explanation of all account
 privileges and policies?.................................................25

FINANCIAL HIGHLIGHTS .....................................................25

    Connecticut...........................................................26
    Florida ..............................................................28
    Massachusetts ........................................................30
    New Jersey............................................................32
    New York..............................................................34




                                       3
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OVERVIEW OF THE FUNDS
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WHAT ARE THE SINGLE STATE INSURED TAX FREE FUNDS?


OVERVIEW

Objectives:

The New York Insured Tax Free Fund ("New York Fund") and each fund of the Multi-State Insured Tax Free Fund (collectively with the New York Fund, the "Single State Insured Tax Free Funds" or "Funds") seek a high level of interest income that is exempt from both federal and state income tax for individual residents of a particular state. Each Fund also seeks income that is not a tax preference item for purposes of the Alternative Minimum Tax ("AMT").

Principal Investment Strategies:

Each Fund invests in municipal bonds and other municipal securities that pay interest that is exempt from federal income tax, including the federal AMT, as well as any applicable income tax for individual residents of a particular state. Each Fund generally concentrates its investments in municipal bonds issued by a single state. For example, the New York Fund generally invests in New York municipal securities, the New Jersey Fund generally invests in New Jersey municipal securities, and so on. Each Fund may also invest significantly in municipal securities that are issued by U.S. commonwealths, possessions or territories as long as they do not produce income that is subject to state income tax. The Florida Fund invests only in municipal bonds that are not subject to the Florida intangible personal property tax (which may include municipal securities issued by U.S. commonwealths, possessions or territories). The Funds primarily invest in municipal bonds which are insured as to timely payment of interest and principal by independent insurance companies that are rated in the top rating category by a nationally recognized statistical rating organization, such as Moody's Investors Service, Inc. ("Moody's"). The Funds generally invest in long-term bonds with maturities of fifteen years or more. Each of the Funds may invest in variable rate and floating rate municipal notes, including "inverse floaters".

Principal Risks:

The most significant risk of investing in the Funds is interest rate risk. As with other bonds, the market values of municipal bonds fluctuate with changes in interest rates. When interest rates rise, they tend to decline in price, and when interest rates fall, they tend to increase in price. In general, bonds with longer maturities pay higher interest rates but are more volatile than shorter term bonds. When interest rates decline, the interest income received by the Fund may also decline. Inverse floaters tend to fluctuate significantly more than other bonds in response to interest rate changes. Since each Fund invests primarily in the municipal securities of a particular state, its performance is affected by local, state and regional factors. This is called concentration risk. An investment in any of the Funds is also subject to credit risk. This is the risk that the issuer of the bonds may not be able to pay interest or principal when due. The market prices of bonds are affected by the credit quality of their issuers. While the Funds invest in municipal bonds that are insured against credit risk, the insurance does not eliminate this risk because the insurer may not be financially able to pay claims. In addition, not all of the securities held by the Funds are insured. Moreover, the insurance does not apply in any way to the market prices of securities owned by the Funds, or their share prices, both of which will fluctuate.




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Accordingly, the value of your investment in the Funds will go up and down, which means that you could lose money.

AN INVESTMENT IN A FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

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WHO SHOULD CONSIDER BUYING A SINGLE STATE INSURED TAX FREE FUND?


A Single State Insured Tax Free Fund may be used by individuals as a core holding for an investment portfolio or as a base on which to build a portfolio. It may be appropriate for you if you:

|X| Are seeking a relatively conservative investment which provides a high degree of credit quality,

|X| Are seeking income that is exempt from federal income tax, including the federal AMT, and from state income tax for individual residents of a particular state,

|X| Are seeking a relatively high level of tax exempt income and are willing to assume a moderate degree of market volatility, and

|X| Have a long-term investment horizon and are able to ride out market cycles.

The Single State Insured Tax Free Funds are generally not appropriate for retirement accounts, investors in low tax brackets, or corporate or similar business accounts. Different tax rules apply to corporations and other entities.

You should keep in mind that the Funds are not a complete investment program. For most investors, a complete program should include stock, bond and money market funds. Stocks have historically outperformed other categories of investments over long periods of time and are therefore considered an important part of a diversified investment portfolio. There have been extended periods, however, during which bonds and money market instruments have outperformed stocks. By allocating your assets among different types of funds, you can reduce the overall risk of your portfolio. Of course, even a diversified investment program could result in a loss.









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HOW HAVE THE SINGLE STATE INSURED TAX FREE FUNDS PERFORMED?

The following information shows how each Fund's performance has varied from year to year and in comparison with a broad-based index. This gives you some indication of the risks of investing in each of the Funds. Of course a Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar charts presented below show the performance of each Fund's Class A shares over the past ten calendar years (or the life of the Fund, if less). Each Fund also has Class B shares. The performances of Class B shares differ from the performances of Class A shares only to the extent that they do not have the same expenses. The bar charts do not reflect sales charges that you may pay upon purchase or redemption of Fund shares. If they were included, the returns would be less than those shown.

The tables show how the average annual total returns for Class A shares and Class B shares of each Fund compare to those of the Lehman Brothers Municipal Bond Index ("Lehman Index") as of December 31, 2001. The returns are based upon the assumption that dividends and distributions, if any, have been reinvested and that the maximum sales charge or contingent deferred sales charge ("CDSC") has been paid. The Lehman Index is a total return performance benchmark for the investment grade tax-exempt bond market. The Lehman Index does not take into account fees and expenses that an investor would incur in holding the securities in the Lehman Index. If it did so, the returns for the index would be lower than those shown.






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                        CONNECTICUT

The bar chart has the following plot points:

                 1992                    9.49%
                 1993                   14.10%
                 1994                   -6.75%
                 1995                   17.18%
                 1996                    3.37%
                 1997                    8.77%
                 1998                    6.15%
                 1999                   -1.93%
                 2000                   10.45%
                 2001                    4.26%


During the periods shown, the highest quarterly return was 7.41% (for the quarter ended March 31, 1995), and the lowest quarterly return was -6.33% (for the quarter ended March 31, 1994).
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CONNECTICUT FUND                                              Inception
                                                            Class B Shares
                          1 Year*   5 Years*  10 Years*       (1/12/95)

Class A Shares            (2.23)%    4.09%     5.60%             N/A
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Class B Shares            (0.57)%    4.28%     N/A               5.80%
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Lehman Index               5.13%     5.98%     6.62%             7.31%**
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* THE AVERAGE ANNUAL TOTAL RETURNS ARE BASED UPON CALENDAR YEARS.

** THE AVERAGE ANNUAL TOTAL RETURN SHOWN IS FOR THE PERIOD 12/31/94 TO 12/31/01.







                                       7
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                           FLORIDA

The bar chart has the following plot points:

                 1992                   10.67%
                 1993                   14.19%
                 1994                   -5.39%
                 1995                   18.77%
                 1996                    3.34%
                 1997                    9.18%
                 1998                    6.09%
                 1999                   -2.93%
                 2000                   11.61%
                 2001                    4.25%


During the periods shown, the highest quarterly return was 7.39% (for the quarter ended March 31, 1995), and the lowest quarterly return was -5.76% (for the quarter ended March 31, 1994).
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FLORIDA FUND                                               Inception
                                                        Class B Shares
                        1 Year*   5 Years*  10 Years*     (1/12/95)

Class A Shares          (2.25)%    4.17%     6.05%           N/A
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Class B Shares          (0.58)%    4.35%     N/A            6.08%
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Lehman Index             5.13%     5.98%     6.62%          7.31%**
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* THE AVERAGE ANNUAL TOTAL RETURNS ARE BASED UPON CALENDAR YEARS.

** THE AVERAGE ANNUAL TOTAL RETURN SHOWN IS FOR THE PERIOD 12/31/94 TO 12/31/01.



                                       8
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                                  MASSACHUSETTS


The bar chart has the following plot points:

                        1992                    9.90%
                        1993                   11.93%
                        1994                   -5.30%
                        1995                   17.07%
                        1996                    2.99%
                        1997                    8.27%
                        1998                    5.33%
                        1999                   -2.39%
                        2000                   11.83%
                        2001                    4.15%


During the periods shown, the highest quarterly return was 6.54% (for the quarter ended March 31, 1995), and the lowest quarterly return was -4.80% (for the quarter ended March 31, 1994).
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MASSACHUSETTS FUND                                              Inception
                                                              Class B Shares
                              1 Year*   5 Years*  10 Years*      (1/12/95)

Class A Shares                (2.36)%    3.99%     5.50%           N/A
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Class B Shares                (0.70)%    4.17%      N/A           5.66%
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Lehman Index                   5.13%     5.98%     6.62%          7.31%**
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* THE AVERAGE ANNUAL TOTAL RETURNS ARE BASED UPON CALENDAR YEARS.

** THE AVERAGE ANNUAL TOTAL RETURN SHOWN IS FOR THE PERIOD 12/31/94 TO 12/31/01.







                                       9
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                                   NEW JERSEY

The bar chart has the following plot points:

                        1992                     9.74%
                        1993                    13.09%
                        1994                    -5.91%
                        1995                    16.41%
                        1996                     3.09%
                        1997                     8.36%
                        1998                     5.84%
                        1999                    -2.05%
                        2000                    10.41%
                        2001                     4.06%

During the periods shown, the highest quarterly return was 6.78% (for the quarter ended March 31, 1995), and the lowest quarterly return was -5.36 % (for the quarter ended March 31, 1994).
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NEW JERSEY FUND                                              Inception
                                                          Class B Shares
                          1 Year*   5 Years*  10 Years*     (1/12/95)

Class A Shares            (2.43)%    3.88%     5.42%            N/A
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Class B Shares            (0.68)%    4.08%     N/A              5.50%
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Lehman Index               5.13%     5.98%     6.62%            7.31%**
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* THE AVERAGE ANNUAL TOTAL RETURNS ARE BASED UPON CALENDAR YEARS.

** THE AVERAGE ANNUAL TOTAL RETURN SHOWN IS FOR THE PERIOD 12/31/94 TO 12/31/01.






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                                    NEW YORK

The bar chart has the following plot points:

                        1992                     8.84%
                        1993                     9.82%
                        1994                    -5.03%
                        1995                    15.45%
                        1996                     2.95%
                        1997                     7.82%
                        1998                     5.59%
                        1999                    -3.67%
                        2000                    12.41%
                        2001                     3.14%


During the periods shown, the highest quarterly return was 6.62% (for the quarter ended March 31, 1995), and the lowest quarterly return was -4.28% (for the quarter ended March 31, 1994).
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NEW YORK                                                   Inception
                                                        Class B Shares
                        1 Year*   5 Years*  10 Years*      (1/12/95)

Class A Shares          (3.28)%    3.57%     4.86%            N/A
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Class B Shares          (1.60)%    3.86%     N/A              5.23%
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Lehman Index             5.13%     5.98%     6.62%            7.31%**
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* THE AVERAGE ANNUAL TOTAL RETURNS ARE BASED UPON CALENDAR YEARS.

** THE AVERAGE ANNUAL TOTAL RETURN SHOWN IS FOR THE PERIOD 12/31/94 TO 12/31/01.






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WHAT ARE THE FEES AND EXPENSES OF THE SINGLE STATE INSURED TAX FREE FUNDS?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Funds.

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Shareholder fees
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)       Class A Shares   Class B Shares

Maximum sales charge (load) imposed on
purchases (as a percentage of offering price)        6.25%           None
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Maximum deferred sales charge (load)
(as a percentage of the lower of purchase
price or redemption price)                           None*           4.0%**
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*A CDSC OF 1.00% WILL BE ASSESSED ON CERTAIN REDEMPTIONS OF CLASS A SHARES THAT
ARE PURCHASED WITHOUT A SALES CHARGE.

**4% IN THE FIRST YEAR; DECLINING TO 0% AFTER THE SIXTH YEAR. CLASS B SHARES CONVERT TO CLASS A SHARES AFTER EIGHT YEARS.







                                       12
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Annual Fund operating expenses
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

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                         Distribution          Total
                             and               Annual    Fee Waivers
                           Service              Fund        and/or
                Management (12b-1)  Other     Operating    Expense        Net
                   Fees     Fees   Expenses   Expenses   Assumptions   Expenses
                   (1)               (2)         (3)      (1),(2),(3)     (3)

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CONNECTICUT FUND

Class A Shares      0.75%    0.25%   0.19%      1.19%       0.39%       0.80%

Class B Shares      0.75%    1.00%   0.19%      1.94%       0.39%       1.55%

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FLORIDA FUND

Class A Shares      0.75%    0.25%   0.17%      1.17%       0.32%       0.85%

Class B Shares      0.75%    1.00%   0.17%      1.92%       0.32%       1.60%

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MASSACHUSETTS FUND

Class A Shares      0.75%   0.25%   0.18%      1.18%       0.38%       0.80%

Class B Shares      0.75%   1.00%   0.18%      1.93%       0.38%       1.55%

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NEW JERSEY FUND

Class A Shares      0.75%   0.25%   0.16%      1.16%       0.20%       0.96%

Class B Shares      0.75%   1.00%   0.16%      1.91%       0.20%       1.71%

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NEW YORK FUND

Class A Shares      0.75%   0.25%   0.14%      1.14%       0.15%       0.99%

Class B Shares      0.75%   1.00%   0.14%      1.89%       0.15%       1.74%

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(1) FOR THE FISCAL YEAR ENDED DECEMBER 31, 2001, THE ADVISER WAIVED MANAGEMENT
    FEES IN EXCESS OF: 0.45% FOR CONNECTICUT FUND; 0.45% FOR FLORIDA FUND; 0.45% FOR MASSACHUSETTS FUND; 0.55% FOR NEW JERSEY FUND; AND 0.60% FOR NEW YORK FUND. THE ADVISER HAS CONTRACTUALLY AGREED WITH THE FUNDS TO WAIVE MANAGEMENT FEES FOR THE FISCAL YEAR ENDING DECEMBER 31, 2002 IN EXCESS OF:
    0.45% FOR CONNECTICUT FUND; 0.50% FOR FLORIDA FUND; 0.45% FOR MASSACHUSETTS FUND; 0.55% FOR NEW JERSEY FUND; AND 0.60% FOR NEW YORK FUND.

(2) FOR THE FISCAL YEAR ENDED DECEMBER 31, 2001, THE ADVISER ASSUMED OTHER EXPENSES IN EXCESS OF: 0.10% FOR CONNECTICUT FUND; 0.10% FOR FLORIDA FUND; AND 0.10% FOR MASSACHUSETTS FUND. THE ADVISER HAS CONTRACTUALLY AGREED WITH THE FUNDS TO ASSUME THE OTHER EXPENSES FOR THE FISCAL YEAR ENDING DECEMBER 31, 2002 IN EXCESS OF: 0.10% FOR CONNECTICUT FUND; 0.10% FOR FLORIDA FUND; AND 0.10% FOR MASSACHUSETTS FUND.

(3) EACH FUND HAS AN EXPENSE OFFSET ARRANGEMENT THAT MAY REDUCE THE FUND'S CUSTODIAN FEE BASED ON THE AMOUNT OF CASH MAINTAINED BY THE FUND WITH ITS CUSTODIAN. ANY SUCH FEE REDUCTIONS ARE NOT REFLECTED UNDER TOTAL ANNUAL FUND OPERATING EXPENSES OR NET EXPENSES.



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Example

This example helps you to compare the costs of investing in a Fund with the cost of investing in other mutual funds. The example assumes that (1) you invest $10,000 in a Fund for the time periods indicated; (2) your investment has a 5% return each year; and (3) a Fund's operating expenses remain the same, except for year one which is net of fees waived and/or expenses assumed. Although your actual costs may be higher or lower, under these assumptions your costs would be:

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                                 ONE     THREE    FIVE      TEN
                                 YEAR    YEARS    YEARS    YEARS

IF YOU REDEEM YOUR SHARES:
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CONNECTICUT FUND

Class A shares                   $702    $943    $1,203    $1,946
Class B shares                   $558    $871    $1,211    $2,038*

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FLORIDA FUND

Class A shares                   $706    $944    $1,199    $1,930
Class B shares                   $563    $872    $1,207    $2,022*

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MASSACHUSETTS FUND

Class A shares                   $702    $941    $1,199    $1,936
Class B shares                   $558    $869    $1,207    $2,028*

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NEW JERSEY FUND

Class A shares                   $717    $952    $1,205    $1,929
Class B shares                   $574    $881    $1,213    $2,021*

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NEW YORK FUND

Class A shares                   $720    $951    $1,200    $1,912
Class B shares                   $577    $879    $1,207    $2,004*

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                                       14
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                                 ONE     THREE    FIVE      TEN
                                 YEAR    YEARS    YEARS    YEARS

IF YOU DO NOT REDEEM YOUR SHARES:
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CONNECTICUT FUND

Class A shares                   $702    $943    $1,203    $1,946
Class B shares                   $158    $571    $1,011    $2,038*

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FLORIDA FUND

Class A shares                   $706    $944    $1,199    $1,930
Class B shares                   $163    $572    $1,007    $2,022*

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MASSACHUSETTS FUND

Class A shares                   $702    $941    $1,199    $1,936
Class B shares                   $158    $569    $1,007    $2,028*

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NEW JERSEY FUND

Class A shares                   $717    $952    $1,205    $1,929
Class B shares                   $174    $581    $1,013    $2,021*

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NEW YORK FUND

Class A shares                   $720    $951    $1,200    $1,912
Class B shares                   $177    $579    $1,007    $2,004*

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*ASSUMES CONVERSION TO CLASS A SHARES EIGHT YEARS AFTER PURCHASE.

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THE FUNDS IN DETAIL

WHAT ARE THE SINGLE STATE INSURED TAX FREE FUNDS' OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES, AND PRINCIPAL RISKS?

Objectives:

Each of the Single State Insured Tax Free Funds seeks a high level of interest income that is exempt from both federal and state income tax for individual residents of a particular state. Each Fund also seeks income that is not a tax preference item for purposes of the AMT.

Principal Investment Strategies:

Under normal circumstances, each Fund will invest at least 80% of its net assets in municipal bonds and other municipal securities that pay interest that is exempt from both federal income tax, including the AMT, and any applicable state income tax for individual residents of the state listed in the name of the Fund. Municipal securities are bonds, notes and commercial paper that are issued by state and local governments, their agencies and authorities, the District of Columbia and any commonwealths, territories or possessions of the United States (including Guam, Puerto Rico and the U.S. Virgin Islands) or their respective agencies, instrumentalities and authorities.

Each Fund generally concentrates its assets in municipal bonds and securities of a particular state in order to produce income that is exempt from any applicable state income tax for individual residents of the state. For example, the New York Fund generally invests in New York securities, the New Jersey Fund generally invests in New Jersey securities, and so on. However, each Fund may also invest significantly in municipal securities that are issued by U.S. commonwealths, possessions, or territories such as Puerto Rico if the interest produced is exempt from state income taxes for residents of the particular state. In certain cases, the interest paid by a Fund may also be exempt from local taxes. For example, for resident shareholders of New York, any interest paid by the New York Fund would also be exempt from New York City tax. There is no state income tax in Florida. However, the Florida Fund is managed so that investments in the Florida Fund will not be subject to the Florida intangible personal property tax.

All municipal bonds in which the Funds invest are insured as to the timely payment of interest and principal by independent insurance companies which are rated in the top rating category by a nationally recognized statistical rating organization, such as Moody's, Standard & Poor's Ratings Group and Fitch IBCA. The Funds may purchase municipal bonds which have already been insured by the issuer, underwriter, or some other party or it may purchase uninsured bonds and insure them under a policy purchased by the Funds. While all municipal bonds held by the Funds are insured, not all securities held by the Funds may be insured. In general, the non-insured securities held by the Funds are limited to municipal commercial paper and other short-term investments. In any event, insurance does not guarantee the market values of the bonds held by the Funds or the Funds' share price.

Under normal circumstances, each Fund will invest at least 80% of its net assets in municipal bonds and municipal securities that are insured as to the timely payment of interest and principal as described above. The Fund will provide shareholders with at least 60 days notice before changing this 80% policy.

The Funds follow the strategy of investing in long term municipal bonds, which are generally more volatile in price but offer more yield than short or intermediate term bonds. The Funds generally purchase bonds with maturities of fifteen years or more. The Funds adjust the duration of their portfolios based upon their outlook on interest rates. Duration is a measurement of a bond's sensitivity to changes in interest rates that takes into consideration not only the maturity of the bond but also the time value of money that will be received from the bond over its life. The Funds will generally adjust the duration of their portfolios by buying or selling municipal securities, including zero coupon bonds. For example, if the Funds believe that interest rates are likely to rise, they will generally attempt to reduce their durations by purchasing municipal securities with shorter maturities or selling municipal securities with longer maturities.

Each Fund may invest in variable rate and floating rate municipal notes, including "inverse floaters." Variable and floating rate securities pay interest which adjusts at specific intervals or when a benchmark rate changes. Inverse floaters are floating rate securities whose rates of interest move inversely to a floating rate benchmark. The rates on inverse floaters typically fall as short-term market interest rates rise and rise as short-term rates fall. A Fund benefits from its investments in inverse floaters by receiving a higher rate of interest than it does on other comparable bonds. However, inverse floaters tend to fluctuate in price more than other bonds in response to interest rate changes and therefore they cause a Fund's share price to be subject to greater volatility. Each Fund will not invest more than 10% of its assets in inverse floaters.

In selecting investments, the Funds consider maturity, coupon and yield, relative value of an issue, the credit quality of the issuer, the cost of insurance and the outlook for interest rates and the economy. Although the Funds attempt to invest solely in instruments that pay interest that is exempt from federal income tax, including the AMT, and the income tax of a particular state, at times it may invest in securities subject to federal and state income tax.

The Funds will usually sell investments when there are changes in the interest rate environment that are adverse to the investments or they fall short of the portfolio manager's expectations. The Funds will not necessarily sell investments if their ratings are reduced or there is a default by the issuer. The Funds may, from time to time, take temporary defensive positions that are inconsistent with their principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. When the Funds are so invested, they may not achieve their investment objective.

Information on the Funds' recent strategies and holdings can be found in the most recent annual report (see back cover).


Principal Risks:

Any investment carries with it some level of risk. An investment offering greater potential rewards generally carries greater risks. Here are the principal risks of investing in the Single State Insured Tax Free Funds:

Interest Rate Risk:

The market value of municipal securities is affected by changes in interest rates. When interest rates rise, the market values of municipal securities decline, and when interest rates decline, the market values of municipal securities increase. The price volatility of municipal securities also depends on their maturities and durations. Generally, the longer the maturity and duration of a municipal security, the greater its sensitivity to interest rates. To compensate investors for this higher risk, municipal securities with longer maturities and durations generally offer higher yields than municipal securities with shorter maturities and durations.

Interest rate risk also includes the risk that the yields received by the Funds on some of their investments will decline as interest rates decline. The Funds buy investments with fixed maturities as well as investments that give the issuer the option to "call" or redeem these investments before their maturity dates. If investments mature or are "called" during a time of declining interest rates, the Funds will have to reinvest the proceeds in investments offering lower yields. The Funds also invest in floating rate and variable rate demand notes. When interest rates decline, the rates paid on these securities may decline.

Concentration Risk:

Since each Fund generally invests in the municipal securities of a particular state, each Fund is more vulnerable than more geographically diversified funds to events in a particular state that could impair investor confidence in municipal securities issued within the state. Such events could include, but are not limited to, economic or demographic factors that may cause a decrease in tax or other revenues for a state or its municipalities, state legislative changes (especially those changes regarding taxes), state constitutional limits on tax increases, judicial decisions declaring particular municipal securities to be unconstitutional or void, budget deficits and financial difficulties such as the 1994 bankruptcy of Orange County.

Credit Risk:

This is the risk that an issuer of bonds will be unable to pay interest or principal when due. Although all of the municipal bonds purchased by the Funds are insured as to scheduled payments of interest and principal, the insurance does not eliminate credit risk because the insurer may not be financially able to pay interest and principal on the bonds. Moreover, not all of the securities held by the Fund may be insured. It is also important to note that, although insurance may increase the credit safety of an investment, it decreases yield as insurance must be paid for directly or indirectly. It is also important to emphasize that the insurance does not protect against fluctuations in the market value of the municipal bonds owned by the Funds, or the share price of the Funds.

Market Risk:

The Funds are subject to market risk. Bond prices in general may decline over short or even extended periods due to a variety of factors, including changes in tax laws and supply and demand. Municipal securities may decline in value even if the overall market is doing well.

Derivative Securities Risk:

Because each Fund may invest in inverse floaters, which are derivative securities, it is subject to a greater degree of interest rate risk than funds which do not invest in these securities. Inverse floaters tend to fluctuate in price significantly more than other bonds as the result of interest rate changes.

------------------------------------------------------------------------------
FUND MANAGEMENT
------------------------------------------------------------------------------

WHO MANAGES THE SINGLE STATE INSURED TAX FREE FUNDS?

First Investors Management Company, Inc. ("FIMCO" or "Adviser") is the investment adviser to the Funds. FIMCO has been an investment adviser to the First Investors Family of Funds since 1965. Its address is 95 Wall Street, New York, NY 10005. As of November 30, 2001, FIMCO served as investment adviser to 50 mutual funds or series of funds with total net asset of approximately $5.6 billion. FIMCO supervises all aspects of each Fund's operations.

For the fiscal year ended December 31, 2001, FIMCO received advisory fees, net of waiver (if any), as follows: 0.45% of average daily net assets for Connecticut Fund; 0.45% of average daily net assets for Florida Fund; 0.45% of average daily net assets for Massachusetts Fund; 0.55% of average daily net assets for New Jersey Fund; and 0.60% of average daily net assets for New York Fund.

Clark D. Wagner serves as Portfolio Manager of each of the Funds. Mr. Wagner is FIMCO's Director of Fixed Income. Mr. Wagner was Chief Investment Officer of FIMCO from 1992-2001. He also serves as Portfolio Manager of certain other First Investors Funds.

------------------------------------------------------------------------------
BUYING AND SELLING SHARES
------------------------------------------------------------------------------

HOW AND WHEN DO THE FUNDS PRICE THEIR SHARES?

The share price (which is called "net asset value" or "NAV" per share) for each Fund is calculated once each day as of 4 p.m., Eastern Time ("E.T."), on each day the New York Stock Exchange ("NYSE") is open for regular trading. The NYSE is closed on most national holidays and Good Friday. In the event that the NYSE closes early, the share price will be determined as of the time of the closing.

To calculate its NAV, each Fund first values its assets, subtracts its liabilities, and then divides the balance, called net assets, by the number of shares outstanding. The prices or NAVs of Class A shares and Class B shares will generally differ because they have different expenses.

Each Fund's assets are generally valued on the basis of market quotations, last sale prices, or estimates of value furnished by a pricing service. If such information is not available for a security held by the Fund, is determined to be unreliable, or (to the Adviser's knowledge) does not reflect a significant event occurring after the close of the market on which the security principally trades (but before the close of trading on the NYSE), the security will be valued at its fair value as determined in good faith pursuant to procedures adopted by the Board of Directors of the Fund. Debt obligations with maturities of 60 days or less are valued at amortized cost.

HOW DO I BUY SHARES?

You may buy shares of each Fund through a First Investors registered representative or through a registered representative of an authorized broker-dealer ("Representative"). Your Representative will help you complete and submit an application. Your initial investment must be at least $1,000. However, we have lower initial investment requirements for certain types of retirement accounts and offer automatic investment plans that allow you to open a Fund account with as little as $50. Subsequent investments may be made in any amount. You can also arrange to make systematic investments electronically from your bank account or through payroll deduction. All the various ways you can buy shares are explained in the Shareholder Manual. For further information on the procedures for buying shares, please contact your Representative or call Shareholder Services at 1-800-423-4026.

If we receive your order in our Woodbridge, N.J. offices in correct form, as described in the Shareholder Manual, prior to the close of regular trading on the NYSE, your transaction will be priced at that day's NAV. If you place your order with your Representative prior to the close of regular trading on the NYSE, your transaction will also be priced at that day's NAV provided that your Representative transmits the order to our Woodbridge, N.J. offices by 5 p.m., E.T. Orders placed after the close of regular trading on the NYSE will be priced at the next business day's NAV. The procedures for processing transactions are explained in more detail in our Shareholder Manual which is available upon request.

Each Fund reserves the right to refuse any order to buy shares if the Fund determines that doing so would be in the best interests of the Fund and its shareholders.

WHICH CLASS OF SHARES IS BEST FOR ME?

Each Fund has two classes of shares, Class A and Class B. While each class invests in the same portfolio of securities, the classes have separate sales charge and expense structures. Because of the different expense structures, each class of shares generally will have different NAVs and dividends.

The principal advantages of Class A shares are the lower overall expenses, the availability of quantity discounts on volume purchases and certain account privileges that are available only on Class A shares. The principal advantage of Class B shares is that all of your money is invested from the outset.

Class A shares of each Fund are sold at the public offering price which includes a front-end sales load. The sales charge declines with the size of your purchase, as illustrated below.

--------------------------------------------------------------------------------
                                 CLASS A SHARES

Your investment               Sales Charge as a percentage of
                          offering price        net amount invested

Less than $25,000              6.25%                    6.67%
--------------------------------------------------------------------------------
$25,000-$49,999                5.75                     6.10
--------------------------------------------------------------------------------
$50,000-$99,999                5.50                     5.82
--------------------------------------------------------------------------------
$100,000-$249,999              4.50                     4.71
--------------------------------------------------------------------------------
$250,000-$499,999              3.50                     3.63
--------------------------------------------------------------------------------
$500,000-$999,999              2.50                     2.56
--------------------------------------------------------------------------------
$1,000,000 or more                0*                       0*
--------------------------------------------------------------------------------

*IF YOU INVEST $1,000,000 OR MORE IN CLASS A SHARES, YOU WILL NOT PAY A FRONT-END SALES CHARGE. HOWEVER, IF YOU MAKE SUCH AN INVESTMENT AND THEN SELL YOUR SHARES WITHIN 24 MONTHS OF PURCHASE, YOU WILL PAY A CDSC OF 1.00%.

Class B shares of a Fund are sold at net asset value, without any initial sales charge. However, you may pay a CDSC when you sell your shares. The CDSC declines the longer you hold your shares, as illustrated below. Class B shares convert to Class A shares after eight years.

--------------------------------------------------------------------------------
                                 CLASS B SHARES

Year of Redemption                    CDSC as a Percentage of Purchase Price
                                             or NAV at Redemption

Within the 1st or 2nd year                           4%
--------------------------------------------------------------------------------
Within the 3rd or 4th year                           3
--------------------------------------------------------------------------------
In the 5th year                                      2
--------------------------------------------------------------------------------
In the 6th year                                      1
--------------------------------------------------------------------------------
Within the 7th year and 8th year                     0
--------------------------------------------------------------------------------

There is no CDSC on Class B shares which are acquired through reinvestment of dividends or distributions. The CDSC is imposed on the lower of the original purchase price or the net asset value of the shares being sold. For purposes of determining the CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month at the average cost of all purchases made during that month.

To keep your CDSC as low as possible, each time you place a request to sell shares, we will first sell any shares in your account that carry no CDSC. If there is an insufficient number of these shares to meet your request in full, we will then sell those shares that have the lowest CDSC.

As described in the Shareholder Manual, sales charges and CDSCs may be reduced or waived under certain circumstances and for certain groups. Consult your Representative or call us directly at 1-800-423-4026 for details.

Each Fund has adopted plans pursuant to Rule 12b-1 for its Class A and Class B shares that allow the Fund to pay fees for the marketing of Fund shares and for services provided to shareholders. The plans provide for payments at annual rates (based on average daily net assets) of up to 0.30% on Class A shares and 1.00% on Class B shares. No more than 0.25% of these payments may be for service fees. These fees are paid monthly in arrears. Because these fees are paid out of a Fund's assets on an on-going basis, the higher fees for Class B shares will increase the cost of your investment. Rule 12b-1 fees may cost you more over time than paying other types of sales charges.

Because of the lower overall expenses on Class A shares, we recommend Class A shares for purchases in excess of $250,000. If you are investing in excess of $1,000,000, we will only sell Class A shares to you. For purchases below $250,000, the class that is best for you generally depends upon the amount you invest, your time horizon, and your preference for paying the sales charge initially or over time. If you fail to tell us what Class of shares you want, we will purchase Class A shares for you.

HOW DO I SELL SHARES?

You may redeem your Fund shares on any day a Fund is open for business by:

|X| Contacting your Representative who will place a redemption order for you;

|X| Sending a written redemption request to Administrative Data Management Corp. ("ADM"), at 581 Main Street, Woodbridge, NJ 07095-1198;

|X| Telephoning the Special Services Department of ADM at 1-800-342-6221 (if you have elected to have telephone privileges); or

|X| Instructing us to make an electronic transfer to a predesignated bank account (if you have completed an application authorizing such transfers).

Shares that you have owned for less than 15 days may only be redeemed by written request. Your redemption request will be processed at the price next computed after we receive the request, in good order, as described in the Shareholder Manual. For all requests, have your account number available.

Payment of redemption proceeds generally will be made within 7 days. If you are redeeming shares which you recently purchased by check, payment may be delayed to verify that your check has cleared (which may take longer than 7 days).

If your account fails to meet the minimum account balance as a result of a redemption, or for any reason other than market fluctuation, each Fund reserves the right to redeem your account without your consent or to impose a low balance account fee of $15 annually on 60 days prior notice. Each Fund may also redeem your account or impose a low balance account fee if you have established your account under a systematic investment program and discontinue the program before you meet the minimum account balance. You may avoid redemption or imposition of a fee by purchasing additional Fund shares during this 60-day period to bring your account balance to the required minimum. If you own Class B shares, you will not be charged a CDSC on a low balance redemption.

Each Fund reserves the right to make in-kind redemptions. This means that it could respond to a redemption request by distributing shares of the Fund's underlying investments rather than distributing cash.

CAN I EXCHANGE MY SHARES FOR THE SHARES OF OTHER FIRST INVESTORS FUNDS?

You may exchange shares of a Fund for shares of the same class of any other First Investors Fund without paying any additional sales charge. Consult your Representative or call ADM at 1-800-423-4026 for details.

Each Fund reserves the right to reject any exchange request that appears to be part of a market timing strategy based upon the holding period of the initial investment, the amount of the investment being exchanged, the Funds involved, and the background of the shareholder or dealer involved. Each Fund is designed for long-term investment purposes.

------------------------------------------------------------------------------
ACCOUNT POLICIES
------------------------------------------------------------------------------

WHAT ABOUT DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS?

Each Fund will declare on a daily basis and pay, on a monthly basis, dividends from net investment income. Any net realized capital gains will be declared and distributed on an annual basis, usually at the end of each Fund's fiscal year.

Each Fund may make an additional distribution in any year if necessary to avoid a Federal excise tax on certain undistributed income and capital gain.

Dividends and other distributions paid on both classes of each Fund's shares are calculated at the same time and in the same manner. Dividends on Class B shares of each Fund are expected to be lower than those for its Class A shares because of the higher distribution fees borne by the Class B shares. Dividends on each class also might be affected differently by the allocation of other class-specific expenses.

You may choose to reinvest all dividends and other distributions at NAV in additional shares of the same class of a Fund or certain other First Investors Funds, or receive all dividends and other distributions in cash. If you do not select an option when you open your account, all dividends and other distributions will be reinvested in additional Fund shares. If you do not cash a distribution check and do not notify ADM to issue a new check within 12 months, the distribution may be reinvested in additional Fund shares. If any correspondence sent by a Fund is returned as "undeliverable," dividends and other distributions automatically will be reinvested in additional Fund shares. No interest will be paid to you while a distribution remains uninvested.

A dividend or distribution paid on a class of shares will be paid in additional shares of the distributing class if it is under $10 or a Fund has received notice of your death (until written alternate payment instructions and other necessary documents are provided by your legal representative).

WHAT ABOUT TAXES?

For individual shareholders, income dividends paid by the Funds should generally be exempt from federal income taxes, including the federal AMT. Generally, dividends paid by the Funds should also be exempt from state income taxes, if any, for individual resident shareholders of the state listed in the Fund's name and in certain cases, from local income taxes. For Florida residents, investments in the Florida Fund should be exempt from the Florida intangible personal property tax. For federal income tax purposes, long-term capital gain distributions by a Fund, of net capital gain, are taxed to you as long-term capital gains, regardless of how long you owned your Fund shares. Distributions by a Fund of interest income from taxable obligations, if any, and short-term capital gains are taxed to you as ordinary income. You are taxed in the same manner whether you receive your capital gain distributions in cash or reinvest them in additional Fund shares. Your sale or exchange of Fund shares will be considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

HOW DO I OBTAIN A COMPLETE EXPLANATION OF ALL ACCOUNT PRIVILEGES AND POLICIES?

The Funds offer a full range of special privileges, including special investment programs for group retirement plans, systematic investment programs, automatic payroll investment programs, telephone privileges, and Automated Clearing House transfer. The full range of privileges, and related policies, are described in a special Shareholder Manual, which you may obtain on request. For more information on the full range of services available, please contact us directly at 1-800-423-4026.


------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------

The financial highlights tables are intended to help you understand the financial performance of each Fund for the years indicated. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rates that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions). The information has been audited by Tait, Weller & Baker, whose report, along with the Funds' financial statements, is included in the Statement of Additional Information, which is available upon request.

--------------------------------------------------------------------------------
CONNECTICUT FUND
--------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------
PER SHARE DATA

                NET ASSET  INCOME FROM                                  LESS DISTRIBUTIONS
                VALUE AT   INVESTMENT OPERATIONS                        FROM
                BEGINNING
                OF PERIOD  Net         Net Realized   Total from        Net             Net Realized    Total
                           Investment  and            Investment        Investment      Gains           Distributions
                           Income      Unrealized     Operations        Income
                                       Gain (Loss)
                                       on Investments
CLASS A
1997            $12.70      $.613        $.471          $1.084          $.614               $--          $.614
1998             13.17       .607         .186            .793           .603                --           .603
1999             13.36       .651        (.902)          (.251)          .619                --           .619
2000             12.49       .615         .653           1.268           .648                --           .648
2001             13.11       .604        (.051)           .553           .593                --           .593

CLASS B

1997             12.70       .516         .470            .986           .516                --           .516
1998             13.17       .500         .176            .676           .496                --           .496
1999             13.35       .552        (.901)          (.349)          .511                --           .511
2000             12.49       .515         .652           1.167           .547                --           .547
2001             13.11       .505        (.059)           .446           .496                --           .496
-----------------------------------------------------------------------------------------------------------------------

**   CALCULATED WITHOUT SALES CHARGES.

++   NET OF EXPENSES WAIVED OR ASSUMED BY THE INVESTMENT ADVISER AND/OR THE TRANSFER AGENT.

-----------------------------------------------------------------------------------------
         TOTAL      RATIOS/SUPPLEMENTAL DATA
         RETURN

 NET     TOTAL      NET         RATIO TO AVERAGE        RATIO TO AVERAGE     PORTFOLIO
 ASSET   RETURN**   ASSETS AT   NET ASSETS ++           NET ASSETS           TURNOVER
 VALUE   (%)        END OF                              BEFORE EXPENSES      RATE (%)
 AT END             PERIOD      Expenses    Net         WAIVED OR ASSUMED
 OF                 (IN         (%)         Investment
 PERIOD             THOU-                   Income (%)  Expenses  Net
                    SANDS)                              (%)       Investment
                                                                  Income (%)

CLASS A
$13.17     8.77     $16,151      .80         4.78        1.17      4.41         14
 13.36     6.15      17,434      .80         4.58        1.16      4.22         25
 12.49    (1.93)     17,903      .80         5.04        1.15      4.69         47
 13.11    10.45      19,952      .80         5.40        1.14      5.06         18
 13.07     4.26      22,552      .80         4.57        1.19      4.18         33

CLASS B

 13.17     7.95       2,891     1.60         3.98        1.97      3.61         14
 13.35     5.22       3,484     1.60         3.78        1.96      3.42         25
 12.49    (2.67)      3,205     1.60         4.24        1.95      3.89         47
 13.11     9.58       3,539     1.60         4.60        1.94      4.26         18
 13.06     3.43       3,689     1.55         3.82        1.94      3.43         33
-----------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------
                                                                         CONNECTICUT FUND
-----------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FLORIDA FUND
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
PER SHARE DATA

                NET ASSET  INCOME FROM                                  LESS DISTRIBUTIONS
                VALUE AT   INVESTMENT OPERATIONS                        FROM
                BEGINNING
                OF PERIOD  Net         Net Realized   Total from        Net             Net Realized    Total
                           Investment  and            Investment        Investment      Gains           Distributions
                           Income      Unrealized     Operations        Income
                                       Gain (Loss)
                                       on Investments
CLASS A

1997            $13.11      $.624       $.547           $1.171          $.624               $.037        $.661
1998             13.62       .616        .195             .811           .613                .068         .681
1999             13.75       .679      (1.074)           (.395)          .625                --           .625
2000             12.73       .621        .812            1.433           .672                .111         .783
2001             13.38       .592       (.028)            .564           .598                .146         .744

CLASS B

1997             13.11       .531        .552            1.083           .526                .037         .563
1998             13.63       .507        .186             .693           .505                .068         .573
1999             13.75       .572      (1.065)           (.493)          .517                --           .517
2000             12.74       .516        .808            1.324           .573                .111         .684
2001             13.38       .491       (.035)            .456           .500                .146         .646
------------------------------------------------------------------------------------------------------------------

**   CALCULATED WITHOUT SALES CHARGES.

++   NET OF EXPENSES WAIVED OR ASSUMED BY THE INVESTMENT ADVISER AND/OR THE TRANSFER AGENT.

-----------------------------------------------------------------------------------------

         TOTAL      RATIOS/SUPPLEMENTAL DATA
         RETURN

 NET     TOTAL      NET         RATIO TO AVERAGE        RATIO TO AVERAGE     PORTFOLIO
 ASSET   RETURN**   ASSETS AT   NET ASSETS ++           NET ASSETS           TURNOVER
 VALUE   (%)        END OF                              BEFORE EXPENSES      RATE (%)
 AT END             PERIOD      Expenses    Net         WAIVED OR ASSUMED
 OF                 (IN         (%)         Investment
 PERIOD             THOU-                   Income (%)  Expenses  Net
                    SANDS)                              (%)       Investment
                                                                  Income (%)

CLASS A
$13.62     9.18    $23,840        .80         4.71        1.11      4.40         19
 13.75     6.09     25,873        .80         4.50        1.10      4.20         44
 12.73    (2.93)    23,729        .80         5.12        1.12      4.80         68
 13.38    11.61     25,823        .80         4.81        1.12      4.49         59
 13.20     4.25     28,990        .80         4.38        1.17      4.01         73

CLASS B

 13.63     8.38        837       1.60         3.91        1.91      3.60         19
 13.75     5.19        858       1.60         3.70        1.90      3.40         44
 12.74    (3.65)       789       1.60         4.32        1.92      4.00         68
 13.38    10.67        923       1.60         4.01        1.92      3.69         59
 13.19     3.42      1,356       1.55         3.63        1.92      3.26         73
-----------------------------------------------------------------------------------------





-----------------------------------------------------------------------------------------
                                                                             FLORIDA FUND
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS FUND
-----------------------------------------------------------------------------------------------------------------------

PER SHARE DATA

                NET ASSET  INCOME FROM                                  LESS DISTRIBUTIONS
                VALUE AT   INVESTMENT OPERATIONS                        FROM
                BEGINNING
                OF PERIOD  Net         Net Realized   Total from        Net             Net Realized    Total
                           Investment  and            Investment        Investment      Gains           Distributions
                           Income      Unrealized     Operations        Income
                                       Gain (Loss)
                                       on Investments
CLASS A

1997            $11.92      $.601        $.356          $.957           $.603              $.074         $.677
1998             12.20       .586         .049           .635            .578               .237          .815
1999             12.02       .609        (.887)         (.278)           .572                __           .572
2000             11.17       .559         .721          1.280            .600                __           .600
2001             11.85       .538        (.050)          .488            .540               .028          .568

CLASS B

1997             11.91       .508         .353           .861            .507               .074          .581
1998             12.19       .488         .061           .549            .482               .237          .719
1999             12.02       .520        (.894)         (.374)           .476                __           .476
2000             11.17       .466         .723          1.189            .509                __           .509
2001             11.85       .445        (.055)          .390            .452               .028          .480
-----------------------------------------------------------------------------------------------------------------------

**   CALCULATED WITHOUT SALES CHARGES.

++   NET OF EXPENSES WAIVED OR ASSUMED BY THE INVESTMENT ADVISER AND/OR THE TRANSFER AGENT.

-----------------------------------------------------------------------------------------

         TOTAL      RATIOS/SUPPLEMENTAL DATA
         RETURN

 NET     TOTAL      NET         RATIO TO AVERAGE        RATIO TO AVERAGE     PORTFOLIO
 ASSET   RETURN**   ASSETS AT   NET ASSETS ++           NET ASSETS           TURNOVER
 VALUE   (%)        END OF                              BEFORE EXPENSES      RATE (%)
 AT END             PERIOD      Expenses    Net         WAIVED OR ASSUMED
 OF                 (IN         (%)         Investment
 PERIOD             THOU-                   Income (%)  Expenses  Net
                    SANDS)                              (%)       Investment
                                                                  Income (%)
CLASS A
$12.20     8.27     $22,852       .80         5.01        1.15      4.66         28
 12.02     5.33      22,421       .80         4.82        1.15      4.47         49
 11.17    (2.39)     20,507       .80         5.20        1.15      4.85         32
 11.85    11.83      22,674       .80         4.95        1.16      4.59         38
 11.77     4.15      24,626       .80         4.50        1.18      4.12         45

CLASS B

 12.19     7.41         783      1.60         4.21        1.95      3.86         28
 12.02     4.60       1,426      1.60         4.02        1.95      3.67         49
 11.17    (3.19)      1,177      1.60         4.40        1.95      4.05         32
 11.85    10.95       1,530      1.60         4.15        1.96      3.79         38
 11.76     3.30       2,771      1.55         3.75        1.93      3.37         45
-----------------------------------------------------------------------------------------





-----------------------------------------------------------------------------------------
                                                                       MASSACHUSETTS FUND
-----------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
NEW JERSEY FUND
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
PER SHARE DATA

                NET ASSET  INCOME FROM                                  LESS DISTRIBUTIONS
                VALUE AT   INVESTMENT OPERATIONS                        FROM
                BEGINNING
                OF PERIOD  Net         Net Realized   Total from        Net             Net Realized    Total
                           Investment  and            Investment        Investment      Gains           Distributions
                           Income      Unrealized     Operations        Income
                                       Gain (Loss)
                                       on Investments
CLASS A
1997            $12.99      $.630       $.427           $1.057          $.629               $.118        $.747
1998             13.30       .606        .153             .759           .607                .142         .749
1999             13.31       .653       (.919)           (.266)          .594                __           .594
2000             12.45       .609        .650            1.259           .629                __           .629
2001             13.08       .588       (.061)            .527           .610                .037         .647

CLASS B

1997             12.97       .525        .433             .958           .530                .118         .648
1998             13.28       .498        .153             .651           .499                .142         .641
1999             13.29       .537       (.909)           (.372)          .488                __           .488
2000             12.43       .504        .649            1.153           .533                __           .533
2001             13.05       .491       (.060)            .431           .514                .037         .551
-----------------------------------------------------------------------------------------------------------------------

**   CALCULATED WITHOUT SALES CHARGES.
++   NET OF EXPENSES WAIVED OR ASSUMED BY THE INVESTMENT ADVISER AND/OR THE TRANSFER AGENT.


-----------------------------------------------------------------------------------------

         TOTAL      RATIOS/SUPPLEMENTAL DATA
         RETURN

 NET     TOTAL      NET         RATIO TO AVERAGE        RATIO TO AVERAGE     PORTFOLIO
 ASSET   RETURN**   ASSETS AT   NET ASSETS ++           NET ASSETS           TURNOVER
 VALUE   (%)        END OF                              BEFORE EXPENSES      RATE (%)
 AT END             PERIOD      Expenses    Net         WAIVED OR ASSUMED
 OF                 (IN         (%)         Investment
 PERIOD             THOU-                   Income (%)  Expenses  Net
                    SANDS)                              (%)       Investment
                                                                  Income (%)

CLASS A
$13.30     8.36     $59,243        .96        4.81        1.11      4.66         22
 13.31     5.84      60,585        .97        4.53        1.11      4.39         27
 12.45    (2.05)     52,846        .97        5.02        1.12      4.87         52
 13.08    10.41      54,051        .97        4.80        1.12      4.65         41
 12.96     4.06      60,321        .96        4.47        1.16      4.27         37

CLASS B

 13.28     7.56       2,011       1.76        4.01        1.91      3.86         22
 13.29     5.00       2,562       1.77        3.73        1.91      3.59         27
 12.43    (2.85)      3,338       1.77        4.22        1.92      4.07         52
 13.05     9.51       3,799       1.77        4.00        1.92      3.85         41
 12.93     3.32       4,706       1.71        3.72        1.91      3.52         37
-----------------------------------------------------------------------------------------





-----------------------------------------------------------------------------------------
                                                                          NEW JERSEY FUND
-----------------------------------------------------------------------------------------

------------------------------------------------------------------------------
NEW YORK FUND
------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
PER SHARE DATA

                NET ASSET  INCOME FROM                                  LESS DISTRIBUTIONS
                VALUE AT   INVESTMENT OPERATIONS                        FROM
                BEGINNING
                OF PERIOD  Net         Net Realized   Total from        Net             Net Realized    Total
                           Investment  and            Investment        Investment      Gains           Distributions
                           Income      Unrealized     Operations        Income
                                       Gain (Loss)
                                       on Investments
CLASS A
1997            $14.54      $.709        $.395          $1.104          $.708               $.076        $.784
1998             14.86       .674         .137            .811           .676                .145         .821
1999             14.85       .718       (1.249)          (.531)          .659                __           .659
2000             13.66       .646        1.000           1.646           .696                __           .696
2001             14.61       .622        (.164)           .458           .628                __           .628

CLASS B

1997             14.53       .608         .406           1.014           .608                .076         .684
1998             14.86       .569         .134            .703           .568                .145         .713
1999             14.85       .618       (1.250)          (.632)          .558                __           .558
2000             13.66       .557         .994           1.551           .601                __           .601
2001             14.61       .511        (.159)           .352           .522                __           .522
-----------------------------------------------------------------------------------------------------------------------

**   CALCULATED WITHOUT SALES CHARGES.

++   NET OF EXPENSES WAIVED OR ASSUMED BY THE INVESTMENT ADVISER AND/OR THE TRANSFER AGENT.

-----------------------------------------------------------------------------------------

         TOTAL      RATIOS/SUPPLEMENTAL DATA
         RETURN

 NET     TOTAL      NET         RATIO TO AVERAGE        RATIO TO AVERAGE     PORTFOLIO
 ASSET   RETURN**   ASSETS AT   NET ASSETS ++           NET ASSETS           TURNOVER
 VALUE   (%)        END OF                              BEFORE EXPENSES      RATE (%)
 AT END             PERIOD      Expenses    Net         WAIVED OR ASSUMED
 OF                 (IN         (%)         Investment
 PERIOD             THOU-                   Income (%)  Expenses  Net
                    SANDS)                              (%)       Investment
                                                                  Income (%)
CLASS A
$14.86     7.82     $195,273      1.17        4.86        1.22      4.81         24
 14.85     5.59      187,544      1.12        4.54        1.22      4.44         44
 13.66    (3.67)     164,622      1.09        4.99        1.21      4.87         55
 14.61    12.41      167,877      1.06        4.62        1.20      4.48         20
 14.44     3.14      171,962      1.01        4.22        1.16      4.07         48

CLASS B

 14.86     7.16      3,602        1.87        4.16        1.92      4.11         24
 14.85     4.84      5,271        1.82        3.84        1.92      3.74         44
 13.66    (4.34)     4,734        1.79        4.29        1.91      4.17         55
 14.61    11.65      4,509        1.76        3.92        1.90      3.78         20
 14.44     2.40      6,981        1.74        3.49        1.89      3.34         48
-----------------------------------------------------------------------------------------




-----------------------------------------------------------------------------------------
                                                                            NEW YORK FUND
-----------------------------------------------------------------------------------------

[LOGO] First Investors


SINGLE STATE INSURED TAX FREE FUND

    Connecticut Fund

    Florida Fund

    Massachusetts Fund

    New Jersey Fund

    New York Fund


  For investors who want more information about the Funds, the following documents are available free upon request:

  Annual/Semi-Annual Reports:

  Additional information about each Fund's investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

  Statement of Additional Information (SAI):

  The SAI provides more detailed information about the Funds and is incorporated by reference into this prospectus.

  Shareholder Manual:

  The Shareholder Manual provides more detailed information about the purchase, redemption and sale of the Funds' shares.

  You can get free copies of reports, the SAI and the Shareholder Manual, request other information and discuss your questions about the Funds by contacting the Funds at:

  ADMINISTRATIVE DATA MANAGEMENT CORP.
  581 MAIN STREET
  WOODBRIDGE, NJ 07095-1198
  TELEPHONE:  1-800-423-4026

  You can review and copy Fund documents (including reports, Shareholder Manuals and SAIs) at the Public Reference Room of the SEC in Washington, D.C. You can also obtain copies of Fund documents after paying a duplicating fee (i) by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or (ii) by electronic request at publicinfo@sec.gov. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling (202) 942-8090. Text-only versions of Fund documents can be viewed online or downloaded from the EDGAR database on the SEC's Internet website at http://www.sec.gov.

  (INVESTMENT COMPANY ACT FILE NOS.:  811-3843 AND 811-4623)